UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08025
                                  ----------------------------------------------

                            Global Income Fund, Inc.
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               (Exact name of registrant as specified in charter)

  11 Hanover Square, 12th Floor, New York, NY                   10005
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   (Address of principal executive offices)                   (Zip code)

                          Thomas B. Winmill, President
                            Global Income Fund, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310
                                                   ----------------

Date of fiscal year end:    12/31
                        ------------

Date of reporting period:       03/31/05
                         ---------------------

Item I. Schedule of Investments

March 31, 2005 (Unaudited)
                                                                             Principal
Debt Securities - 86.93%                                                      Amount            Value
                                                                             ----------     --------------
ABN Amro Bank, N.V., 4.75%, 1/04/2014                                        $ 500,000          $ 696,122
Aegon N.V., 4.625%, 4/16/2008                                                1,000,000          1,360,951
BHP Finance Ltd., 6.25%, 8/15/2008                                           1,000,000            774,454
CIT Rv Trust 1998-A, 6.29%, 1/15/2017                                          500,000            510,566
Deutsche Ausgleichsbank, 5.75%, 12/07/2011                                     700,000          1,379,991
Dresdner Bank, 7.75%, 12/07/2007                                               500,000          1,001,871
Elf Aquitaine, 4.50%, 3/23/2009                                              1,000,000          1,369,519
Enel-Societa Per Azioni, 4.75%, 6/12/2018                                      500,000            683,470
European Investment Bank, 5.50%, 12/07/2011                                    738,000          1,439,500
Federal Home Loan Bank, 2.625%, 10/16/2006                                   1,500,000          1,472,412
International Bank Recon & Development, 5.05%, 5/29/2008                     1,200,000          1,232,400
KFW, 5.25%, 1/04/2010                                                        1,000,000          1,425,894
Kingdom of Sweden, 5.00%, 1/28/2009                                          1,000,000          1,399,496
Koninklijke Philips Electric, 6.125%, 5/16/2011                                500,000            735,318
Korea Development Bank, 5.75%, 09/10/2013                                      500,000            514,569
National Australia Bank, 8.60%, 5/19/2010                                    1,000,000          1,168,705
National Westminster Bank, 7.375%, 10/01/2009                                1,000,000          1,109,450
Neder Waterschapsbank, 4.00%, 2/11/2009                                      1,000,000          1,350,936
Principal Financial Group, 8.20%, 8/15/2009                                    300,000            336,984
Province of Quebec, 5.50%, 2/05/2010                                         1,000,000          1,434,962
Republic of Austria, 5.25%, 1/04/2011                                        1,000,000          1,438,938
Republic of Cyprus, 4.375%, 7/15/2014                                          500,000            684,247
Republic of Hungary, 4.00%, 9/27/2010                                          500,000            671,794
RWE Finance, 4.625%, 8/17/2010                                                 500,000            918,930
Social National Chemins Fer Fra, 4.625%, 10/25/2009                          1,000,000          1,382,735
Tesco PLC, 4.75%, 4/13/2010                                                  1,000,000          1,387,407
Toyota Motor Credit Corp., 4.125%, 1/15/2008                                 1,000,000          1,345,850
Vodafone Group PLC, 4.625%, 1/31/2008                                        1,000,000          1,360,305
                                                                                            --------------

TOTAL DEBT SECURITIES (Cost $29,253,304)                                                       30,587,776
                                                                                            --------------

Preferred Stocks - 4.18%
                                                                              Shares
                                                                             ----------
BAC Capital Trust II, 7.00%                                                      4,000            103,320
BAC Capital Trust III, 7.00%                                                     3,000             77,970
Corporate-Backed Trust Certificates, 6.00%                                       4,000             94,040
Corporate-Backed Trust Certificates, 8.20%                                      25,000            640,000
Disney (Walt) Company, 7.00%                                                    10,000            258,000
SATURNS SM, 5.875%                                                               5,000            119,000
Wells Fargo Capital Trust V, 7.00%                                               6,900            177,675
                                                                                            --------------

TOTAL PREFERRED STOCK (Cost $1,447,500)                                                         1,470,005
                                                                                            --------------

Short Term Investments - 7.39%
                                                                             Par Value
                                                                             ----------
State Street Repurchase Agreement, 4/01/2005                                 $2,560,000         2,560,000
(Collateralized by U.S. Treasury Note, 4.875%, 2/15/2012)                        41,995            41,995
                                                                                            --------------

TOTAL SHORT TERM INVESTMENTS (Cost $2,601,995)                                                  2,601,995
                                                                                            --------------

TOTAL INVESTMENTS (Cost $33,302,799) - 98.50%                                               $  34,659,776
                                                                                            --------------

Other assets less liabilities - 1.50%                                                             526,834
                                                                                            --------------

TOTAL NET ASSETS - 100.00%                                                                  $  35,186,610
                                                                                            ==============

Note:  The Market Value is stated in U.S. dollars.

Schedule of Investments - Continued

March 31, 2005 (Unaudited)
Tax Related
Unrealized appreciation                                                                      $  1,485,730
Unrealized depreciation                                                                          (128,753)
                                                                                            --------------
Net unrealized appreciation                                                                  $  1,356,977
                                                                                            ==============

Aggregate cost of securities for income tax purposes                                         $ 33,302,799
                                                                                            ==============


This schedule of investments provides information about the Fund's portfolio holdings as of the date on the schedule. It is unaudited, and the Fund assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the Fund's most recent annual or semiannual shareholder report.

Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GLOBAL INCOME FUND, INC.

By: /s/ Thomas B. Winmill
    -----------------------------
    Thomas B. Winmill, President

Date: May 31, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
    -----------------------------
    Thomas B. Winmill, President

Date: May 31, 2005

By: /s/ William G. Vohrer
    -----------------------------
    William G. Vohrer, Treasurer

Date: May 31, 2005

                                 EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)